Semiannual Report

June 30, 2000

Personal Strategy Balanced Portfolio

Invest With Confidence(registered trademark)
T. Rowe Price

This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.

T. Rowe Price Investment Services, Inc.,
Distributor


Dear Investor

The Federal Reserve Board set the tone for stocks and bonds over the past year. Concerned that a red-hot U.S. economy could spark accelerating inflation, the Fed raised rates six times, driving bond prices lower and yields higher. Stocks soared through much of the period, propelled by investors' enthusiasm for technology, especially Internet-related companies. Tech stocks corrected in March and April, however, as rising rates and concerns about excessive valuations prompted investors to move from the so-called New Economy stocks to companies with stronger fundamentals and real earnings. Your portfolio's asset allocation strategy and broad diversification helped it post a respectable return during this volatile period.


PERFORMANCE AND STRATEGY REVIEW

Performance Comparison
--------------------------------------------------------------------------------

     Periods Ended 6/30/00                             6 Months    12 Months
     ---------------------------------------------------------------------------

     Personal Strategy

     Balanced Portfolio                                    2.46%        5.52%

     Combined Index Portfolio*                             1.34         6.51

     Merrill Lynch-Wilshire Capital
     Market Index                                          0.36         8.08

     * An unmanaged portfolio composed of 60% stocks (S&P 500), 30% bonds (Lehman Brothers Aggregate Bond Index), and 10% money market securities (90-day Treasury bills).

     The objective of this fund is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash-with 10-percentage-point variations permitted for each asset class.

     The portfolio topped its benchmarks for the six months ended June 30, but trailed both the Combined Index Portfolio and the Merrill Lynch-Wilshire Capital Market Index for the one-year period. Our small-cap allocation, which is a blend of both growth and value, provided the major source of returns for the fund over the past six months. We also benefited from our allocation to large-cap growth stocks, although we remain under our neutral weight in this sector. Our international holdings added to returns for the year, although the weak euro held foreign stock returns somewhat in check during the last six months. The euro rallied late in May, however, and a larger-than-expected interest rate hike by the European Central Bank in early June should further bolster the currency.

     The fund's investment committee meets once a month to adjust the weightings of stocks, bonds, and money market securities within the appropriate ranges for the fund, based on market conditions and economic fundamentals. The committee reduced the overall allocation to stocks by three percentage points during the past six months and raised the bond exposure by the same margin.

     To protect against rising interest rates, we shortened the duration of the bond portfolio by shifting a portion of our long-term bonds into investment-grade bonds, such as corporate and mortgage-backed securities. (Duration is a measure of a bond or bond fund's sensitivity to interest rates. For example, a fund with a duration of five years would fall or rise about 5% in price in response to a one-percentage-point rise or fall in rates.) At the end of June, we remained overweighted in investment-grade bonds, and also slightly overweighted in high-yield bonds (below investment grade), which offered attractive yields and valuations. Our overweighting in bonds, especially the investment-grade exposure, helped moderate portfolio volatility during the period.

     Asset Allocation
     ---------------------------------------------------------------------------

     6/30/00

     Stocks            Bonds             Money Markets

     59                36                5

     Last fall we shifted away from domestic stocks into international stocks because we believed that foreign markets offered more attractive valuations, and we continue to overweight international equities. Among domestic stocks, our heavier allocation to small-caps contributed significantly to fund results over the past year. During the past six months, our large-cap growth holdings performed significantly better than our large-cap value shares.

     The fund benefited from strong returns by several of its top equity holdings. American Home Products and Baker Hughes each returned close to 50% since the beginning of the year, while Corning returned in excess of 100%. American Home Products went from close to $40 per share at year-end to almost $59 per share at the end of June. Earnings for AHP were bolstered by sales of antidepressant Effexor and arthritis treatment Enbrel as well as revenues from several recently launched medicines. The company also sold its poorly performing agricultural unit earlier this year. Oil services and products firm Baker Hughes rallied from $21 per share at the end of December to over $30 at the end of June. The company is benefiting from a resurgence in spending by oil and gas companies and a restructuring that should improve its financial performance. Another top holding, Corning, has seen strong demand for its optical fiber and cable businesses, as well as its liquid crystal display (LCD) flat-panel glass, lead to increased earnings expectations.


MARKET REVIEW

     The Federal Reserve has raised short-term interest rates three times so far in 2000-including a half-percentage-point hike in May-continuing the tightening policy it began in June 1999. Although inflation itself remains subdued, the Fed is concerned about the economy's above-trend growth rate and low unemployment. By raising short-term rates, the Fed hopes to contain these inflationary pressures by lowering the growth rate to a sustainable level. The Fed may raise rates again, but the economy began to show signs of slowing as the period ended.

     Interest Rate Levels
     ---------------------------------------------------------------------------

                       30-Year            5-Year              90-Day
                       Treasury Bond      Treasury Note       Treasury Bill

     6/30/99           6.03               5.76                4.77
                       6.05               5.75                4.71
                       5.93               5.71                4.97
     9/99              6.09               5.81                4.88
                       6.30               6.09                5.13
                       6.22               6.03                5.28
     12/99             6.46               6.33                5.33
                       6.57               6.63                5.59
                       6.13               6.59                5.81
     3/00              5.94               6.42                5.88
                       5.95               6.42                5.78
                       6.14               6.65                5.92
     6/30/00           5.94               6.25                5.84

     The past few months have been marked by increased volatility in the equity markets. Investors appeared to ignore the Fed's actions for much of the past year, driving stocks to strong gains before stumbling in mid-March. So-called New Economy stocks, especially those of Internet-related companies, were the primary beneficiaries of investor enthusiasm, while Old Economy blue chips languished. Because of their high valuations, technology-related stocks took the biggest fall when the markets dropped. After the March correction, investors appeared to become more focused on company fundamentals, as the long-ignored large-cap value stocks rebounded. June saw small-cap and technology stocks return to favor, as large-cap value stocks gave back some of their gains.

     Fixed-income investors had more to think about than short-term rate hikes. Because of the growing federal surplus, the Treasury Department announced plans to reduce government borrowing by cutting back on the sale of new Treasuries and buying back some outstanding debt. Investors rushed to buy long-term Treasuries, which drove prices higher and yields lower. The result was an inverted yield curve, as short-term Treasury yields rose above those on long-term Treasuries. Normally, long-term bonds offer higher yields than shorter-term bonds to compensate for their higher risk. Holders of long-term bonds, including your fund, benefited from the higher prices. More recently we were encouraged as the corporate fixed-income markets began to show signs of improving liquidity. This has helped tighten yield spreads on lower-rated investment-grade corporate and high-yield bonds from historically extreme levels in April and early May.


OUTLOOK

     We anticipate stable inflation and moderating economic growth in the U.S. and expect the global economic recovery to remain on track despite slower U.S. growth. The combination of sound fiscal policy, reflected in the current budget surplus, and effective monetary policy suggest a more limited degree of upward pressure on interest rates. In our view, the most likely outcome is for perhaps another quarter-point increase in short-term rates by the end of August.

     Increasing volatility in world equity markets and the rapid shifts in market leadership-among sectors of the equity market and between stocks and bonds-reinforce the importance of our broadly diversified approach.

     Respectfully submitted,

     Edmund M. Notzon III
     Chairman of the Investment Advisory Committee

     July 21, 2000


Portfolio Highlights

Portfolio Overview
--------------------------------------------------------------------------------

                                                                  Percent of
                                                                  Net Assets
                                                                     6/30/00
--------------------------------------------------------------------------------

Reserves                                                                 5.3%

  Money Market Funds                                                     5.1

  Other Assets Less Liabilities                                          0.2

Bonds                                                                   36.3%

  Mortgage-Backed                                                       15.8

  Corporate                                                             12.5

  U.S. Government Agencies                                               8.0

  Foreign Government Agencies                                           --

Stocks                                                                  58.4%

  10 Largest Holdings                                                    7.3%

  BP Amoco                                                               1.2

  American Home Products                                                 1.1

  Pfizer                                                                 0.9

  Corning                                                                0.7

  Exxon Mobil                                                            0.7

  Disney                                                                 0.6

  Eastman Kodak                                                          0.6

  Baker Hughes                                                           0.5

  USX-Marathon                                                           0.5

  R.R. Donnelley                                                         0.5


Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Personal Strategy Balanced Portfolio
--------------------------------------------------------------------------------

As of 6/30/00

                   Personal                              Merrill
                   Strategy          Combined            Lynch-Wilshire
                   Balanced          Index               Capital
                   Portfolio         Portfolio           Market Index

12/30/94           10,000            10,000              10,000
6/95               11,587            11,573              11,561
6/96               13,399            13,573              13,494
6/97               16,103            16,738              16,337
6/98               19,056            20,358              20,012
6/99               20,874            23,488              22,883
6/00               22,026            25,018              24,732


Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Personal Strategy Balanced Portfolio

Periods Ended 6/30/00

                                                        Since        Inception
         1 Year        3 Years       5 Years        Inception             Date
--------------------------------------------------------------------------------

          5.52%         11.00%        13.71%           15.45%         12/30/94

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.


Financial Highlights

T. Rowe Price Personal Strategy Balanced Portfolio

Unaudited

                             For a share outstanding throughout each period
                     -----------------------------------------------------------

                     6 Months      Year                                12/30/94
                        Ended     Ended                                 Through
                      6/30/00  12/31/99  12/31/98  12/31/97  12/31/96  12/31/95

NET ASSET VALUE
Beginning of period  $  16.00  $  16.16  $  15.13   $13.44$     12.43  $  10.00

Investment activities
 Net investment
 income (loss)           0.24      0.49      0.47      0.46      0.41      0.42
 Net realized
 and unrealized
 gain (loss)             0.15      0.80      1.65      1.93      1.32      2.41

Total from
investment
activities               0.39      1.29      2.12      2.39      1.73      2.83

Distributions
Net investment income   (0.23)    (0.49)    (0.48)    (0.46)    (0.41)    (0.40)
Net realized gain       (0.12)    (0.96)    (0.61)    (0.24)    (0.31)     --

Total distributions     (0.35)    (1.45)    (1.09)    (0.70)    (0.72)    (0.40)

NET ASSET VALUE
End of period        $  16.04  $  16.00  $  16.16  $  15.13  $  13.44  $  12.43
                     ----------------------------------------------------------

Ratios/Supplemental Data

Total
return(diamond)          2.46%     8.41%    14.32%    18.04%    14.21%    28.66%

Ratio of total
expenses to
average net assets       0.90%!    0.90%     0.90%     0.90%     0.90%     0.90%

Ratio of net
investment income
loss) to average
net assets               3.12%!    3.03%     3.04%     3.37%     3.33%     3.69%

Portfolio
turnover rate            62.7%!    51.3%     47.6%     32.8%     51.7%     39.3%

Net assets,
end of period
(in thousands)       $106,633  $ 85,259  $ 79,475  $ 63,005  $ 33,263  $  5,625

(diamond)  Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
        !  Annualized

The accompanying notes are an integral part of these financial statements.


Statement of Net Assets

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2000 Unaudited

                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

Common Stocks  58.4%

FINANCIAL  8.8%

Bank and Trust  4.0%

Abbey National (GBP)                                      9,800   $      117

ABN Amro (EUR)                                            2,400           59

Allied Irish Banks (EUR) *                                4,600           41

Australia & New Zealand
  Banking Group (EUR)                                     4,000           31

Australia & New Zealand
  Bankinging Group ADR                                    1,500           57

Banca Intesa (EUR)                                       20,400           91

Banca Popolare
  di Milano (EUR)                                         1,000            7

Banco Bradesco ADR                                        3,000           26

Banco de Bilbao
  Vizcaya Argentaria ADR                                 10,400          153

Banco Frances del Rio
  de la Plata ADR                                         1,195           26

Bank of America                                           8,200          353

Bank of New York                                          4,500          209

Bank One                                                  7,990          212

Bankgesellschaft Berlin (EUR)                             2,400           35

Barclay's (GBP)                                           4,300          107

BNP Paribas (EUR)                                           700           67

Charter One Financial                                       862           20

Chase Manhattan                                           3,840          177

Chittenden                                                3,300           81

Citizens Banking                                          2,100           34

Commonwealth Bank
  of Australia (AUD)                                      4,400           73

DBS Group Holdings (SGD)                                  5,489           71

Downey Financial                                          3,900          113

Dresdner Bank (EUR)                                       3,700          152

First Bell Bancorp                                          300            5

First Mariner Bancorp                                       400            2

First Security                                              600            8

Firstar                                                   6,900          145

Frankfort First Bancorp                                     700            9

Fuji Bank (JPY)                                          13,000           99

Glacier Bancorp                                           1,666           22

HSBC Holdings (GBP)                                      13,239          152

Industrial Bank of Japan (JPY)                           13,000           99

KBC Bancassurance
  Holding (EUR)                                           1,000           44

Marshall & Ilsley                                           100   $        4

Mellon Financial                                         11,480          418

Overseas Chinese Bank (SGD)                               8,250           57

Societe Generale (EUR)                                      380           23

Southwest Bancorporation *                                3,500           73

State Street                                              1,800          191

Sumitomo Bank (JPY)                                       9,000          110

Summit Bancorp                                              700           17

Svenska Handelsbanken
  (Series A) (SEK)                                        4,300           63

Unicredito (EUR)                                         19,300           92

Washington Mutual                                         4,585          132

Wells Fargo                                               4,600          178

WestAmerica                                               2,000           52

                                                                       4,307

Insurance  2.2%

ACE Limited                                               4,500          126

Aegon (EUR)                                               1,200           43

Allied Zurich (GBP)                                      10,900          128

American General                                          2,900          177

American International Group                                718           84

AMP Limited (AUD)                                         2,900           29

Brown and Brown                                           1,600           83

Harleysville Group                                          900           15

Istituto Nazionale delle
  Assicurazioni (EUR)                                    15,100           37

London Pacific Group ADR                                  2,400           31

Marsh & McLennan                                          1,600          167

PartnerRe Holdings                                        1,600           57

Schweizerische
  Rueckversicherungs (CHF)                                   48           98

Selective Insurance                                         700           13

St. Paul Companies                                        8,900          304

Sumitomo Marine &
  Fire Insurance (JPY)                                   22,000          128

UNUMProvident                                            18,900          379

W. R. Berkley                                             1,000           19

XL Capital (Class A)                                      7,500          406

                                                                       2,324

Financial Services  2.6%

American Express                                          6,450          336

Amvescap (GBP)                                            4,700           74

Associates First Capital (Class A)                        2,000           45

AXA (EUR)                                                   600           95

Capital One Financial                                     3,300          147

Charles Schwab                                              750           25

Citigroup                                                 9,048   $      545

Delta Financial *                                         1,800            3

Fannie Mae                                                9,520          497

Financial Federal *                                       1,200           21

Freddie Mac                                               8,380          339

Goldman Sachs Group                                         200           19

Grupo Financiero
  Banamex (MXN) *                                        10,200           43

ING Groep (EUR)                                           1,850          125

ITLA Capital *                                              900           13

Morgan Stanley Dean Witter                                2,000          166

Nomura Securities (JPY)                                   4,000           98

Pearson (GBP)                                             2,800           88

Providian Financial                                         700           63

                                                                       2,742

Total Financial                                                        9,373


UTILITIES  3.8%

Telephone  2.6%

AT&T                                                      4,779          151

AT&T Liberty Media Group                                  3,200           78

BellSouth                                                 4,200          179

British Telecommunications ADR                              800          106

Cable & Wireless ADR                                      2,500           54

Compania de Telecomunicaciones
  de Chile (Class A) ADR                                  1,625           29

GTE                                                         200           12

KPN (EUR)                                                 1,400           63

Nextel Communications *                                   2,800          171

NEXTLINK Communications *                                 1,200           45

Nippon Telegraph &
  Telephone (JPY)                                            18          239

Portugal Telecom (EUR)                                    1,600           18

Rural Cellular (Class A) *                                  300           23

SBC Communications                                        3,520          152

Sprint                                                    5,800          296

Swisscom (CHF)                                              142           49

Tele Danmark A/S (DKK)                                      100            7

Telebras ADR                                              1,200          117

Telecom Corp. of
  New Zealand ADR                                         1,000           28

Telecom Corp. of
  New Zealand (NZD)                                       5,000           17

Telecom Italia (EUR)                                      7,530          104

Telecom Italia Mobile (EUR)                              13,800   $      141

Telefonica de Espana ADR                                  1,619          104

Telefonos de Mexico
  (Class L) ADR                                           3,300          189

Vodafone AirTouch ADR                                    10,000          414

Western Wireless *                                          500           27

                                                                       2,813

Electric Utilities  1.0%

Cleco                                                     2,800           94

E.On (EUR)                                                1,710           83

Electrabel (EUR)                                            100           25

Empresa Nacional de
  Electricidad Chile ADR *                                2,030           23

Enersis ADR *                                               500           10

FirstEnergy                                               6,392          149

GPU                                                       1,900           51

Hong Kong Electric (HKD)                                 15,000           48

Iberdrola (EUR)                                           7,300           94

National Grid (GBP)                                       3,400           27

PECO Energy                                               2,300           93

Powergen (GBP)                                            4,100           34

TXU                                                       4,340          128

Unicom                                                    5,000          193

Unisource Energy                                            800           12

                                                                       1,064

Water Utilities  0.2%

Suez Lyonnaise des Eaux (EUR)                               900          157

United Water Resources                                      400           14

                                                                         171

Total Utilities                                                        4,048


CONSUMER NONDURABLES  10.6%

Cosmetics  0.5%

Chattem *                                                 1,300           18

International Flavors &
  Fragrances                                             14,800          447

Kao (JPY)                                                 4,000          122

                                                                         587

Beverages  0.7%

Anheuser-Busch                                            4,300          321

Coca-Cola                                                 1,400           80

Compania Cervecerias
  Unidas ADR                                                800           18

Diageo ADR                                                1,623           58

Fomennto Economico Mexico
  UBD (Represents 1 Class B
  and 4 Series D shares)
  (MXN) *                                                 4,100   $       18

LVMH Moet Hennessy (EUR)                                    163           67

PepsiCo                                                   4,360          194

                                                                         756

Food Processing  1.5%

American Italian Pasta *                                  1,200           25

Associated British Foods (GBP)                           10,400           71

Cadbury Schweppes (GBP)                                   1,800           12

Cadbury Schweppes ADR                                       800           47

Campbell                                                  9,000          262

Carrefour (EUR)                                           2,320          159

Danisco (DKK)                                               200            7

Eridania Beghin-Say (EUR)                                   330           32

General Mills                                             8,860          339

International Multifoods                                  4,200           73

Nestle (CHF)                                                 61          122

Quaker Oats                                                 400           30

Ralston Purina                                            9,740          194

Sara Lee                                                  4,860           94

Seneca Foods (Class A) *                                    700            8

Seneca Foods (Class B) *                                    300            4

Unilever                                                  1,585           68

                                                                       1,547

Hospital Supplies/Hospital Management  0.6%

Airgas                                                    2,700           15

Baxter International                                      2,200          155

Cephalon *                                                  600           37

Lincare *                                                 2,000           49

Medtronic                                                   500           25

Mentor                                                    3,500           95

Molecular Devices *                                         600           42

Quorum Health Group *                                       600            6

Renal Care Group *                                        1,850           45

Smith & Nephew (GBP)                                     19,200           69

Steris *                                                  2,400           21

Terumo (JPY)                                              4,000          135

                                                                         694

Pharmaceuticals  4.3%

American Home Products                                    9,080        1,121

Amgen *                                                   1,400           98

AstraZeneca Group (GBP)                                   2,400          112

AstraZeneca Group (SEK)                                   1,790           83

AstraZeneca Group ADR                                     2,600          121

Aurora Biosciences *                                        500   $       34

Boron Lepore & Associates *                                 400            4

Bristol-Myers Squibb                                      1,300           76

Daiichi Pharmaceutical (JPY)                              2,000           51

Eli Lilly                                                 1,800          180

Genetech *                                                1,000          172

Glaxo Wellcome ADR                                        3,000          173

Imclone Systems *                                           100            8

Immunomedics *                                              100            2

Incyte Genomics *                                           200           16

Johnson & Johnson                                           380           39

MedImmune *                                               1,400          104

Merck                                                     1,700          130

Novartis (CHF)                                              220          349

Noven Pharmaceuticals *                                     300            9

NPS Pharmaceuticals *                                       500           13

Pfizer                                                   19,695          945

Pharmacia                                                 5,018          259

Schering-Plough                                           3,400          172

Takeda Chemical Industries (JPY)                          4,000          262

Triangle Pharmaceuticals *                                1,600           15

                                                                       4,548

Health Care Services  0.5%

AmeriPath *                                               3,000           26

CIGNA                                                     1,500          140

Orthodontic Centers of America *                            900           21

Packard BioScience *                                        600           10

UnitedHealth Group                                        3,100          266

Wellpoint Health Networks *                               1,400          102

                                                                         565

Biotechnology  0.3%

Abegenix                                                    200           24

Alkermes *                                                  800           38

Anesta *                                                  1,000           25

COR Therapeutics *                                          400           34


Cubist Pharmaceuticals *                                    300           15

Gilead Sciences *                                           100            7

Inhale Therapeutic Systems *                              1,000          101

Neurocrine Biosciences *                                    300           11

Serologicals *                                            1,600            8

Viropharma *                                                600            9

                                                                         272

Miscellaneous Consumer Products  2.2%

Bridgestone (JPY)                                         1,000           21

Colgate-Palmolive                                         7,680   $      460

Cone Mills *                                              2,900           18

Culp                                                        900            5

Dan River *                                               3,200           15

Electrolux (Class B) (SEK)                                1,300           20

Energizer Holdings *                                      3,246           59

Harcourt General                                          5,700          310

Kuraray (JPY)                                             2,000           23

Lion Nathan (NZD)                                        26,300           59

Mattel                                                   16,800          221

Mitsui (JPY)                                             12,000           92

Philip Morris                                            14,980          398

Philips Electronics                                       3,120          148

Polymer Group                                             1,100           10

Quicksilver *                                             1,000           16

Reebok *                                                  1,300           21

Sola *                                                    2,800           14

Stride Rite                                               3,000           18

Tomkins (GBP)                                            17,500           57

Unifi *                                                   2,600           32

US Can *                                                  4,100           71

UST                                                      11,030          162

WestPoint Stevens                                         1,300           14

Yue Yuen Industrial (HKD)                                25,000           55

                                                                       2,319

Total Consumer Nondurables                                            11,288


CONSUMER SERVICES  6.0%

Restaurants  0.1%

Applebee's                                                  700           21

Buca *                                                    3,000           47

PJ America *                                              1,100           11

Ruby Tuesday                                              2,400           30

Uno Restaurant                                            1,400           15

                                                                         124

General Merchandisers  0.7%

Bon-Ton Stores *                                          2,400            5

Casey's General Stores                                    5,900           61

Columbia Sportswear *                                     1,500           40

JUSCO (JPY)                                               4,000           76

Marui (JPY)                                               4,000           77

Neiman Marcus Group *                                     2,200           66

Target                                                    1,500           87

Tesco (GBP)                                              37,459          117

Wal-Mart                                                  4,400          254

                                                                         783

Specialty Merchandisers  2.0%

Circuit City Stores                                         200   $        7

CompuCom Systems *                                        4,500            8

CVS                                                       3,228          129

Home Depot                                                3,900          195

Kroger *                                                  5,500          121

Lowes                                                     1,700           70

Nordstrom                                                11,700          282

O' Charley's *                                            2,600           35

Omron (JPY)                                               7,000          190

Priceline.com *                                             800           30

PurchasePro.com *                                           500           21

Safeway *                                                 5,500          248

The Gap                                                     100            3

Toys "R" Us *                                            28,100          409

Tupperware                                               15,200          334

Urban Outfitters *                                        1,100           10

Wild Oats Markets *                                       1,200           15

                                                                       2,107

Entertainment and Leisure  1.4%

Disney                                                   17,200          668

Houghton Mifflin                                            300           14

Hutchison Whampoa (HKD)                                  17,600          221

McDonald's                                                1,240           41

Papa John's *                                             1,600           39

Reader's Digest (Class A)                                10,600          421

Sharp (JPY)                                               4,000           71

Sonic *                                                     700           21

                                                                       1,496

Media and Communications  1.7%

American Tower
  Systems (Class A) *                                       200            8

Asatsu (JPY)                                              3,000          123

Classic Communications *                                  1,000            9

Clear Channel Communications *                            2,201          165

Comcast (Class A Special) *                               1,200           49

Elsevier (EUR)                                            1,700           21

Emmis Broadcasting (Class A) *                            1,600           66

Granada Group (GBP)                                       2,500           25

Infinity Broadcasting (Class A) *                         3,000          109

Mediaset (EUR)                                            3,400           52

News Corporation                                          1,300           71

Pegasus Communications *                                    800           39

Publishing & Broadcasting (EUR)                           7,000           54

R.R. Donnelley                                           24,700          557

Sinclair Broadcast Group
  (Class A) *                                             4,000           44

Time Warner                                                 400   $       31

Viacom (Class B) *                                        4,874          332

Young Broadcasting (Class A) *                              900           23

                                                                       1,778

Printing and Publishing  0.1%

Reed International (GBP)                                 10,500           91

                                                                          91

Total Consumer Services                                                6,379


CONSUMER CYCLICALS  3.4%

Automobiles and Related  0.6%

A.O. Smith (Class B)                                      3,950           83

Cycle & Carriage (SGD)                                    4,000            9

DaimlerChrysler (EUR)                                     1,000           52

Fiat (EUR)                                                1,100           28

Honda ADR                                                   800           55

Keystone Automotive *                                     1,500           10

Littelfuse *                                              2,500          124

Strattec Security *                                         600           20

Textron                                                   4,300          234

Volkswagen (EUR)                                          1,400           53

Volvo (Class B) (SEK)                                       400            9

                                                                         677

Building and Real Estate  1.8%

Apartment Investment &
  Management, REIT                                          700           30

Arden Realty, REIT                                        2,300           54

Cemex (Represents 2 Class A
  and 1 Class B
  shares) (MXN)                                           7,116           33

Cheung Kong Holdings (HKD)                                9,000           99

City Developments (SGD)                                   5,000           19

DBS Land (SGD)                                            7,000            9

EastGroup Properties, REIT                                2,700           57

Federal Realty Investment
  Trust, REIT                                            14,700          294

First Washington Realty
  Trust, REIT                                             1,100           24

Glenborough Realty Trust, REIT                            1,900           33

JP Realty, REIT                                           2,100           37

Parkway Properties, REIT                                  2,600           79

Reckson Associates Realty
  (Class B), REIT                                           926           24

Reckson Associates Realty, REIT                          14,300          340

RMC (GBP)                                                 2,200           29

Simon Property Group, REIT                               11,696          260

Singapore Land (SGD)                                      5,000   $       11

Slough Estates (GBP)                                      8,000           44

Starwood Hotels & Resorts
  Worldwide, REIT                                        11,700          381

Westfield Trust (EUR)                                    24,500           47

Woodhead Industries                                       2,000           37

                                                                       1,941

Miscellaneous Consumer Durables  1.0%

CompX                                                     1,400           28

Eastman Kodak                                            10,300          613

Harman International                                      1,100           67

Intranet Solutions *                                      1,000           38

Masco                                                       200            4

OCE (EUR)                                                   300            5

Ricoh (JPY)                                               5,000          106

Sony (JPY)                                                2,000          187

                                                                       1,048

Total Consumer Cyclicals                                               3,666


TECHNOLOGY  7.6%

Electronic Components  2.3%

Altera *                                                  2,100          214

American Superconductor *                                   700           34

Analog Devices *                                          1,000           76

Analogic                                                  1,500           60

ASM Lithography (EUR) *                                     300           13

Benchmark Electronics *                                   1,700           62

Burr Brown *                                              1,600          139

EMC *                                                       600           46

Epcos (EUR) *                                               100           10

Exar *                                                      550           48

Flextronics International *                               2,500          172

Intel                                                     3,700          495

Manufacturers Services Limited *                            800           16

Maxim Integrated Products *                               2,900          197

Methode Electronics (Class A)                             2,300           89

PMC-Sierra *                                                400           71

QuickLogic *                                                600           13

Rohm (JPY)                                                  500          146

SDL *                                                       400          114

SIPEX *                                                   1,200           33

Spirent (GBP)                                             8,400           53

Texas Instruments                                         3,300          227

Xilinx *                                                  1,600          132

                                                                       2,460

Electronic Systems  1.4%

Agilent Technologies                                        610   $       45

Applied Materials *                                       2,300          208

Applied Micro Circuits *                                    200           20

Armor Holdings *                                          3,200           42

Hewlett-Packard                                           1,600          200

Lifeline Systems *                                        1,600           22

Lo-Jack *                                                 2,400           17

Nokia ADR                                                10,900          544

PE Biosystems                                               600           40

Solectron *                                               2,400          100

STMicroelectronics (EUR)                                  1,200           76

Waters *                                                  1,700          212

                                                                       1,526

Information Processing  0.5%

Adecco (CHF)                                                 38           32

Cybersource *                                               300            4

Dell Computer *                                           4,800          237

F. Y. I. *                                                1,900           64

Hitachi ADR                                               1,300          188

Source Information Management *                           1,600           24

                                                                         549

Office Automation  0.1%

Technitrol                                                1,100          106

                                                                         106

Specialized Computer  0.2%

Sun Microsystems *                                        1,300          118

Virata*                                                     400           24

                                                                         142

Telecommunications  3.0%

Aether Systems                                              100           21

Airgate PCS                                                 300           16

Airnet Commerce                                             100            3

Alcatel (EUR)                                             1,820          119

Avant *                                                   1,000           19

Cisco Systems *                                           7,700          489

Corning                                                   2,800          756

Deutsche Telekom (EUR)                                    4,700          268

Ditech Communications *                                     500           47

France Telecom ADR                                        1,600          228

JDS Uniphase *                                            1,300          156

LM Ericsson (Class B) ADR                                15,800          316

Marconi (GBP)                                             3,400           44

Nortel Networks                                           2,800          191

QUALCOMM *                                                  200           12

Singapore Telecommunications
  (SGD)                                                  23,000   $       34

Sonera Group (EUR)                                        1,600           73

Sprint PCS *                                                900           54

Tele Norte Leste
  Participacoes ADR                                         105            2

Tele Sudeste Cellular ADR                                   180            8

Telecommunicacois
  de Sao Paulo ADR                                          900           25

Tellabs *                                                   100            7

Telstra (EUR)                                            11,000           45

Vyyo *                                                      300            8

West TeleServices *                                       1,000           25

WorldCom *                                                5,277          242

                                                                       3,208

Aerospace and Defense  0.1%

DONCASTERS ADR *                                            300            3

Harsco                                                    1,500           38

United Technologies                                       1,300           77

Woodward Governor                                           600           17

                                                                         135

Total Technology                                                       8,126


EDUCATION  0.1%

Education  0.1%

ITT Educational Service *                                   900           16

Societe BIC (EUR)                                         1,300           63

Total Education                                                           79


CAPITAL EQUIPMENT  1.7%

Electrical Equipment  1.4%

ABB (CHF)                                                   310           37

Bang & Olufsen
  (Class B) (DKK) *                                         700           24

Canon (JPY)                                               3,000          149

GE                                                        8,100          429

Getronics (EUR)                                             900           14

hi/fn *                                                     800           36

LSI Industries                                            1,700           26

Matsushita Electric
  Industrial (JPY)                                        8,000          207

Mitsubishi Electric (JPY)                                16,000          173

Tyco International                                        8,352          396

                                                                       1,491

Machinery  0.3%

Danaher                                                   2,100   $      104

Deere                                                     3,100          114

GKN (GBP)                                                 2,200           28

Kennametal                                                1,200           26

NN                                                        1,400           14

                                                                         286

Total Capital Equipment                                                1,777


BUSINESS SERVICES AND TRANSPORTATION  5.6%

Computer Service and Software  2.9%

Actuate                                                     400           21

America Online *                                          5,000          264

Analysts International                                    1,800           17

Ariba *                                                     800           78

Automatic Data Processing                                 3,280          176

BISYS Group *                                               500           31

BMC Software *                                            2,200           80

Cambridge Technology Partners *                             800            7

Computer Associates                                       1,600           82

Concord Communications *                                    600           25

Digital Impact *                                            700           10

Electronic Arts *                                           300           22

First Data                                                3,134          155

Fujitsu (JPY)                                             6,000          207

Great Plains Software *                                     500           10

iGATE Capital *                                           1,400           19

Interact Commerce *                                         800            9

Intuit *                                                    500           21

Jack Henry & Associates                                     300           15

Keynote Systems *                                         1,500          105

Loislaw *                                                   400            3

Macromedia *                                                100           10

Microsoft *                                               5,640          451

net.Genesis *                                               900           16

NetIQ *                                                     700           42

Netsolve *                                                  200            5

Oracle *                                                  4,600          387

Peerless Systems *                                        1,500            3

Peregrine Systems *                                         200            7

Progress Software *                                       4,600           84

PSINet *                                                  1,510           38

Quest Software *                                            200           11

SAP (EUR)                                                   480           71

Sema (GBP)                                                1,400           20

Siebel Systems *                                          1,100   $      180

Softbank (JPY)                                              300           41

Sonicwall *                                                 100            9

SPSS *                                                    1,100           32

SunGard Data Systems *                                      300            9

Synopsys *                                                  100            3

USInternetworking *                                         800           16

Verisign *                                                  215           38

VERITAS Software *                                        1,275          144

Verity *                                                    300           11

Vitria Technology *                                         600           37

Websense *                                                  200            5

WebTrends *                                               1,000           38

Yahoo! *                                                    400           50

Zebra Technologies (Class A) *                              500           22

                                                                       3,137

Distribution Services  0.3%

Compass Group (GBP)                                       2,200           29

MSC *                                                     1,400           30

Performance Food Group *                                    600           19

Primesource                                               1,400            7

SCP Pool *                                                3,200           75

SunSource *                                               2,000           10

TNT Post Group (EUR)                                        600           16

United Stationers *                                       2,000           65

Watsco (Class A)                                          2,500           31

                                                                         282

Environmental  0.1%

CUNO *                                                    1,700           39

IT Group *                                                1,800            9

Rentokil Group (GBP)                                      9,900           23

Waterlink *                                               1,300            3

                                                                          74

Transportation Services  0.2%

Bergesen (Class A) (NOK)                                  1,700           35

C.H. Robinson Worldwide                                   1,100           54

Comfort Systems USA *                                     3,300           13

EGL *                                                     1,150           35

Expeditors International
  of Washington                                           1,100           52

Heartland Express *                                         200            3

Hub Group (Class A) *                                       300            5

International Shipholding                                   500            4

Mitsubishi Heavy
  Industries (JPY)                                        4,000           18

Seacor Smit *                                               200   $        8

                                                                         227

Miscellaneous Business Services  1.5%

AnswerThink *                                               900           15

British Airport Authorities (GBP)                         3,900           31

Consolidated Graphics *                                     700            7

Electro Rent *                                            2,600           31

G&K Services                                              1,000           25

H&R Block                                                11,500          372

Hays (GBP)                                                5,700           32

Herman Miller                                               400           10

Insituform Technologies
  (Class A) *                                             2,600           71

Iron Mountain *                                           1,700           58

Ivex Packaging *                                          3,700           41

kforce.com *                                              1,300            9

Kuoni Reisen Holdings (CHF)                                   1            0

Maximus *                                                 2,600           58

McGrath RentCorp                                          1,300           22

MPW Industrial Services
  Group *                                                 2,500           19

New England Business Service                              3,200           52

Omnicom                                                   1,400          125

Strayer Education                                         1,400           33

Tetra Tech *                                              2,512           58

Vedior (EUR)                                              1,200           15

Visual Networks *                                           400           11

Waste Management                                         25,222          479

                                                                       1,574

Airlines  0.1%

Midwest Express Holdings *                                1,700           37

Singapore Airlines (SGD)                                  8,000           79

                                                                         116

Railroads  0.5%

Kansas City Southern Industries                           1,500          133

Norfolk Southern                                         24,300          361

Railtrack Group (GBP)                                     2,000           31

                                                                         525

Total Business Services and Transportation                             5,935


ENERGY  5.2%

Energy Services  0.9%

Baker Hughes                                             18,300          586

Cooper Cameron *                                            300           20

Grant Prideco *                                             500           12

Johnson Electric (HKD)                                   23,400          222

Smith International *                                       400   $       29

Tokyo Electric Power (JPY)                                4,000           97

Weatherford International *                                 500           20

                                                                         986

Exploration and Production  0.8%

Barrett Resources *                                       2,300           70

Chieftain International *                                 2,300           44

Cross Timbers Oil                                         1,700           38

Forest Oil *                                              2,300           37

Key Energy *                                              4,500           43

National Oilwell *                                        1,200           39

Noble Affiliates                                          2,000           74

Pure Resources                                           14,630          485

Santos (EUR)                                              9,000           27

                                                                         857

Integrated Petroleum - Domestic  0.7%

Amerada Hess                                                600           37

Conoco (Class B)                                          5,377          132

USX-Marathon                                             22,360          561

                                                                         730

Integrated Petroleum - International  2.8%

BP Amoco ADR                                             22,038        1,247

Chevron                                                   1,900          161

ENI SPA ADR                                               1,400           81

Exxon Mobil                                               9,007          707

Repsol ADR                                                1,600           32

Royal Dutch Petroleum                                     5,500          339

Shell Transport & Trading ADR                             1,700           85

Texaco                                                    2,540          135

TotalFinaElf ADR                                          1,596          123

TotalFinaElf (Class B)                                      385           59

                                                                       2,969

Total Energy                                                           5,542


PROCESS INDUSTRIES  3.0%

Diversified Chemicals  0.6%

Arch Chemicals                                            2,800           61

Cabot Microelectronics *                                    700           32

Dow Chemical                                              6,900          208

DuPont                                                    1,884           83

Hercules                                                 15,200          214

                                                                         598

Specialty Chemicals  1.2%

3M                                                        4,070          336

A. Schulman                                               1,100           13

Akzo Nobel (EUR)                                            400           17

BASF (EUR)                                                1,950   $       78

Great Lakes Chemical                                      7,510          237

Hauser *                                                    200            0

Imperial Chemical ADR                                       700           22

MacDermid                                                   600           14

Norsk Hydro (NOK)                                         1,200           50

Pall                                                     13,400          248

Sumitomo Chemicals (JPY)                                 40,000          241

                                                                       1,256

Paper and Paper Products  0.9%

Buckeye Technologies *                                      700           16

Dai Nippon Printing (JPY)                                 5,000           88

Fort James                                               19,200          444

Jefferson Smurfit (EUR)                                     109            0

Kimberly-Clark                                            6,100          350

Kimberly-Clark de Mexico
  (Class A) (MXN)                                        25,700           73

Smurfit-Stone Container *                                   700            9

                                                                         980

Forest Products  0.2%

Weyerhaeuser                                              5,800          249

                                                                         249

Building and Construction  0.1%

Heidelberg Zement (EUR)                                     200           12

Layne Christensen *                                       2,100           10

Simpson Manufacturing *                                     400           19

Trex *                                                      300           15

U.S. Aggregates                                           1,700           31

                                                                          87

Total Process Industries                                               3,170


BASIC MATERIALS  0.9%

Metals  0.8%

Alcoa                                                    13,568          393

Gibraltar Steel                                             500            7

Material Sciences *                                       3,100           31

Matthews International (Class A)                          3,400           99

Pechiney (EUR)                                              500           21

Phelps Dodge                                              7,500          279

                                                                         830

Mining  0.1%

Battle Mountain Gold *                                    7,600           17

Lihir Gold *                                             29,900           12

Rio Tinto (EUR)                                           5,000           82

Rio Tinto (GBP)                                           1,400           23

Union Miniere (EUR)                                         800           29

                                                                         163

Miscellaneous Materials  0.0%

Malayan Cement (MYR)                                      7,500   $        3

                                                                           3

Total Basic Materials                                                    996


MISCELLANEOUS  0.0%

Conglomerates  0.0%

Orkla (Class A) (NOK)                                       714           14

Total Miscellaneous                                                       14


FOREIGN  1.7%

Europe  1.4%

Aventis (EUR)                                             2,000          146

Bank of Scotland (GBP)                                   11,600          108

BG Group (GBP)                                            8,088           52

Cap Gemini (EUR)                                            200           35

Credit Suisse Group (CHF)                                   900          179

CSM (EUR)                                                   800           16

Deutz (EUR) *                                             6,000           27

DnB Holding (NOK)                                         1,700            7

eircom (EUR) *                                            4,700           12

EM.TV &
Merchandising (EUR) *                                       300           18

Lafarge (EUR)                                               300           23

Merck Kgaa (EUR)                                          1,200           36

Metro (EUR) *                                               400           14

Munich Re (EUR) *                                           634          199

Nordic Baltic Holding (SEK) *                            11,433           83

OMV (EUR)                                                    50            4

Prosegur Seguridad (EUR)                                  2,100           25

Publicis (EUR) *                                            166           65

Radiometer (DKK) *                                          600           19

Rolls Royce (GBP)                                        17,000           61

Sandvik (SEK)                                               900           19

Securitas (Class B) (SEK)                                 1,100           23

SGL Carbon (EUR) *                                          200           13

Singapore Press (SGD)                                     4,000           63

Sommer Allibert (EUR)                                     3,000           93

Sulzer Winterthur (CHF) *                                    47           31

Svenska Cellulosa (SEK)                                   1,500           29

Swatch (CHF)                                                 58           15

Thomson CSF (EUR) *                                         200            8

Unibail (EUR)                                               200           28

                                                                       1,451

Far East  0.0%

Nippon Express (JPY)                                     10,000           61

                                                                          61

Other Foreign  0.3%

Bouygues (EUR)                                               36   $       24

Carso Global
  Telecom (MXN) *                                        16,800           48

Pao de Acucar GDR                                         1,300           42

Siemens (EUR)                                             1,000          151

Unibanco GDR                                                700           20

Woolworths (AUD)                                         19,500           72

                                                                         357

Total Foreign                                                          1,869

Total Common Stocks (Cost $52,042)                                    62,262

Corporate Bonds  12.3%

Adelphia Communications
  9.875%, 3/1/05                                     $   75,000           73

Agrosy Gaming, 10.75%, 6/1/09                            25,000           26

Allied Holdings
  Gtd. Sr. Sub. Notes
  8.625%, 10/1/07                                        75,000           66

American Builders &
  Contractors Supply
  Sr. Sub. Notes
  10.625%, 5/15/07                                      100,000           82

American Standard
  9.25%, 12/1/16                                         42,000           42

Amerigas Partners, Sr. Notes
  10.125%, 4/15/07                                       50,000           50

Amkor Technology, Sr. Notes
  9.25%, 5/1/06                                          75,000           74

Anteon, 12.00%, 5/15/09                                  50,000           46

Associated Materials
  Sr. Sub. Notes
  9.25%, 3/1/08                                         100,000           94

Avis Rent-A-Car
  Sr. Sub. Notes
  11.00%, 5/1/09                                        100,000          104

B&G Foods
  Sr. Sub. Notes
  9.625%, 8/1/07                                        100,000           70

Ballys Total Fitness
  Sr. Sub. Notes
  9.875%, 10/15/07                                      200,000          182

Bethlehem Steel
  10.375%, 9/1/03                                        50,000           50

BG Transco Holdings
  4.188%, 12/14/00 (GBP)                             $    1,000   $        1

  7.00%, 12/16/24 (GBP)                                   1,000            1

  7.273%, 12/14/00 (GBP)                                  1,000            2

BWAY, Sr. Sub. Notes
  10.25%, 4/15/07                                       100,000           95

Chancellor Media
  Sr. Sub. Notes
  9.00%, 10/1/08                                        100,000          102

Charter Communication
  Sr. Notes
  8.25%, 4/1/07                                         150,000          133

Chattem, Sr. Sub. Notes
  12.75%, 6/15/04                                       100,000          101

Cinemark USA, Sr. Sub. Notes
  8.50%, 8/1/08                                          50,000           23

Coinmach, Sr. Sub. Notes
  11.75%, 11/15/05                                       50,000           48

Comcast Cable
  Communications
  8.50%, 5/1/27                                         800,000          836

Communications & Power
  Sr. Sub. Notes
  12.00%, 8/1/05                                        100,000           75

Consolidated Container
  Sr. Sub. Notes
  10.125%, 7/15/09                                       75,000           74

Container Corp of America
  Sr. Notes, 9.75%, 4/1/03                               50,000           50

  Gtd., 10.75%, 5/1/02                                   25,000           25

Dan River, Sr. Sub. Notes
  10.125%, 12/15/03                                     100,000           97

Delta Mills, Sr. Notes
  9.625%, 9/1/07                                         80,000           68

Deutsche Telekom
  International
  8.00%, 6/15/10                                        200,000          202

Doane Pet Care
  Sr. Sub. Notes
  9.75%, 5/15/07                                        103,000           88

Dobson Communications
  Sr. Notes, (144a)
  10.875%, 7/1/10 ^+                                     75,000           76

Dyersburg, Sr. Sub. Notes
  9.75%, 9/1/07                                          50,000            5

Dyncorp, Sr. Sub. Notes
  9.50%, 3/1/07                                      $   50,000   $       40

Energy Corp. of America.
  Sr. Sub. Notes
  9.50%, 5/15/07                                        100,000           64

Exodus Communications
  Sr. Notes
  10.75%, 12/15/09                                       75,000           72

Fairfax Financial
  8.25%, 10/1/15                                        800,000          670

Flextronics International
  Sr. Sub. Notes, (144a)
  9.875%, 7/1/10 ^+                                      75,000           76

Focal Communications, (144a)
  11.875%, 1/15/10                                      100,000          100

Frontiervision, Sr. Notes
  11.00%, 10/15/06                                      100,000          101

Global Crossing Holdings
  Sr. Notes
     9.50%, 11/15/09                                    100,000           96

Harrahs, 7.875%, 12/15/05                                75,000           71

Hawk, Sr. Notes
  10.25%, 12/1/03                                        75,000           73

Herff Jones, Sr. Sub. Notes
  11.00%, 8/15/05                                       100,000          104

Hewlett Packard
  7.15%, 6/15/05                                        200,000          200

Hollinger International
  Publishing, Gtd. Notes
  9.25%, 3/15/07                                        150,000          148

Intermedia Communications
  of Florida, Sr. Disc. Notes
  STEP, 0%, 7/15/07                                     100,000           79

International Cabletel,
  Sr. Notes, STEP
  0%, 2/1/06                                            150,000          138

International Game
  Technology
  8.375%, 5/15/09                                       150,000          144

International Home Foods
  Gtd. Sr. Sub. Notes
  10.375%, 11/1/06                                       50,000           54

International Wire
  Sr. Sub. Notes
  11.75%, 6/1/05                                        100,000          100

Intertek Finance
  Sr. Sub. Notes
  10.25%, 11/1/06                                    $   50,000   $       41

Isle of Capri Casinos
  Sr. Sub. Notes
  8.75%, 4/15/09                                         25,000           23

Jack in the Box
  Sr. Secured Notes
  9.75%, 11/1/03                                         30,000           30

Jitney-Jungle Stores
  Sr. Sub. Notes
  12.00%, 3/1/06                                         75,000           11

L3 Communications
  Sr. Sub. Notes
  10.375%, 5/1/07                                        50,000           51

Lear, 8.11%, 5/15/09                                     50,000           46

Lenfest Communications
  Sr. Notes
     8.375%, 11/1/05                                     20,000           20

Lennar, Sr. Notes, (144a)
  9.95%, 5/1/10                                          50,000           49

LifePoint Hospitals
  10.75%, 5/15/09                                       150,000          154

Lockheed Martin
  8.20%, 12/1/09                                        400,000          404

Mastec, Sr. Sub. Notes
  7.75%, 2/1/08                                         100,000           92

McLeod USA
  Zero Coupon, 3/1/07                                    50,000           41

Mediacom, Sr. Notes
  7.875%, 2/15/11                                       150,000          131

Metronet Communications
  Sr. Disc. Notes, STEP
  0%, 6/15/08                                           200,000          159

Mohegan Tribal Gaming
  Sr. Notes
  8.125%, 1/1/06                                        150,000          141

Morgan Stanley Dean Witter
  7.75%, 6/15/05                                        200,000          201

Nextel Communications
  Sr. Disc. Notes, STEP
  0%, 10/31/07                                          225,000          168

Nextlink Communications
  Sr. Disc. Notes, STEP
  0%, 6/1/09                                            125,000           78

Norfolk Southern
  8.625%, 5/15/10                                    $  400,000   $      417

Nortek, 9.875%, 3/1/04                                   50,000           48

Northern Trust
  6.65%, 11/9/04                                        250,000          242

Northland Cable Television
  Sr. Sub. Notes
  10.25%, 11/15/07                                      100,000           83

NTL, Sr. Notes
  Zero Coupon, 4/1/08                                    75,000           47

Ocean Energy, Sr. Sub. Notes
  8.375%, 7/1/08                                         75,000           73

Orange, Sr. Notes
  9.00%, 6/1/09                                         150,000          153

Orion Power Holdings
  Sr. Notes, (144a)
  12.00%, 5/1/10                                         75,000           79

Owens & Minor
  Sr. Sub. Notes
  10.875%, 6/1/06                                        25,000           26

Packaging Corp. of America
  9.625%, 4/1/09                                        150,000          149

Paine Webber
  Sr. Notes
  6.55%, 4/15/08                                        400,000          357

  9.625%, 10/15/05                                       75,000           72

Premier Parks, Sr. Disc. Notes
  STEP, 0%, 4/1/08                                      100,000           68

Pride Petroleum Services
  Sr. Notes
  9.375%, 5/1/07                                         75,000           75

Principal Mutual, (144a)
  8.00%, 3/1/44                                         800,000          706

PSINet, Sr. Notes
  10.00%, 2/15/05                                        25,000           23

Quest Diagnostics
  Gtd Sr. Sub. Notes
  10.75%, 12/15/06                                      100,000          103

Qwest Communications
  Sr. Disc. Notes
  Zero Coupon, 10/15/07                                 100,000           81

  Sr. Notes
  7.50%, 11/1/08                                         25,000           24

R & B Falcon, Sr. Notes
  6.95%, 4/15/08                                        200,000          172

Raytheon, 5.70%, 11/1/03                             $  200,000   $      189

Riverwood International
  Sr. Notes
     10.25%, 4/1/06                                     150,000          144

Scotland International
  Finance, Sub. Notes, (144a)
  6.50%, 2/15/11 ^+                                     100,000           91

Sinclair Broadcast Group
  Sr. Sub. Notes
  8.75%, 12/15/07                                        75,000           66

Six Flags Entertainment
  Sr. Notes
  8.875%, 4/1/06                                         75,000           72

Spanish Broadcasting
  9.625%, 11/1/09                                        75,000           74

Speedway Motorsports
  8.50%, 8/15/07                                        150,000          139

Sprint, 6.125%, 11/15/08                                350,000          312

State Street, 7.65%, 6/15/10                            135,000          135

Station Casinos
  Sr. Sub. Notes
  10.125%, 3/15/06                                       75,000           76

Triton PCS
  Zero Coupon, 5/1/08                                   200,000          146

United International Holdings
  Sr. Disc. Notes, STEP
  10.75%, 2/15/08                                       100,000           69

Universal Compression
  Sr. Disc. Notes, STEP
  0%, 2/15/08                                           250,000          180

US Can, Sr. Gtd. Notes
  10.125%, 10/15/06                                      50,000           51

Venture Holdings Trust
  Sr. Sub. Notes
  9.50%, 7/1/05                                          50,000           38

Voicestream Wireless
  Sr. Notes
  10.375%, 11/15/09                                     150,000          156

Westinghouse Air Brake
  Sr. Notes
  9.375%, 6/15/05                                        50,000           48

Westpoint Stevens
  7.875%, 6/15/05                                        50,000           42

Williams Communications
  Group, Sr. Notes
  10.875%, 10/1/09                                       25,000           24

WorldCom, 7.75%, 4/1/07                              $  800,000   $      800

Yankeenets Capital, (144a)
  12.75%, 3/1/07                                         50,000           48

Total Corporate Bonds (Cost $14,323)                                  13,129


U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES  8.0%

Federal National Mortgage Assn.
     6.50%, 1/1/26                                      166,285          158

Government National Mortgage Assn.
     I
     6.00%
     4/15/26 - 12/15/28                                 593,576          548

     6.50%
     3/15/26 - 5/15/29                                4,746,179        4,505

     7.00%
     12/15/27 - 5/15/29                               2,034,495        1,980

     7.50%
     5/15/24 - 12/15/29                                 311,515          310

     8.00%
     10/15/25 - 6/15/26                                 253,309          256

     8.50%, 12/15/24                                     20,006           20

     11.50%, 11/15/19                                    16,923           18

     II
     7.00%, 9/20/27 - 4/20/30                           806,000          781

Total U.S. Government Mortgage-
Backed Securities (Cost $8,808)                                        8,576


U.S. GOVERNMENT OBLIGATIONS/AGENCIES  16.0%

Federal Home Loan Mortgage
  5.95%, 1/19/06                                        750,000          711

  6.625%, 9/15/09                                       200,000          193

Tennessee Valley Authority
  5.88%, 4/1/36                                      $  600,000   $      571

  6.235%, 7/15/45                                     1,000,000          994

U.S. Treasury Bonds
  6.75%, 8/15/26                                      3,900,000        4,190

U.S. Treasury Inflation-Indexed Notes
  3.625%, 7/15/02                                     1,068,953        1,061

U.S. Treasury Notes
  4.25%, 11/15/03                                     5,450,000        5,116

  5.50%, 7/31/01                                      3,025,000        2,995

  6.125%, 8/15/07                                     1,165,000        1,158

Total U.S. Government
Obligations/Agencies (Cost $16,932)                                   16,989


SHORT-TERM INVESTMENTS  5.1%

Money Market Funds  5.1%

Reserve Investment Fund
  6.68% #                                             5,422,463        5,422

Total Short-Term Investments
(Cost  $5,423)                                                         5,422

Total Investments in Securities

99.8% of Net Assets (Cost $97,528)                                $  106,378

Other Assets Less Liabilities                                            255

NET ASSETS                                                        $  106,633
                                                                  ----------

The accompanying notes are an integral part of these financial statements.


Net Assets Consist of:

Accumulated net investment
income - net of distributions                                     $       66

Accumulated net realized gain/loss -
net of distributions                                                   2,967

Net unrealized gain (loss)                                             8,850

Paid-in-capital applicable to 6,646,261
shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares of the
Corporation authorized                                                94,750

NET ASSETS                                                        $  106,633
                                                                  ----------

NET ASSET VALUE PER SHARE                                         $    16.04
                                                                  ----------

   # Seven-day yield
   * Non-income producing
   + Securities contain some restrictions as to resale - total of such securities at period-end amounts to 0.2% of net assets.
   ^ Private placement
 ADR American Depository Receipt
 GDR Global Depository Receipt
REIT Real Estate Investment Trust
STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 1.1% of net assets.
 AUD Australian dollar
 CHF Swiss franc
 DKK Danish krone
 EUR Euro
 GBP British sterling
 HKD Hong Kong dollar
 JPY Japanese yen
 MXN Mexican peso
 MYR Malaysian ringgit
 NOK Norwegian krone
 NZD New Zealand dollar
 SEK Swedish krona
 SGD Singapore dollar


Statement of Operations

T. Rowe Price Personal Strategy Balanced Portfolio
In thousands
Unaudited

                                                                    6 Months
                                                                       Ended
                                                                     6/30/00

Investment Income (Loss)

Income
  Interest                                                         $   1,491
  Dividend                                                               531

  Total income                                                         2,022

Expenses
  Investment management and administrative                               453

Net investment income (loss)                                           1,569

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                           3,072
  Foreign currency transactions                                           (3)

  Net realized gain (loss)                                             3,069

Change in net unrealized gain or loss on securities                   (1,840)
Net realized and unrealized gain (loss)                                1,229

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                            $    2,798
                                                                  ----------

The accompanying notes are an integral part of these financial statements.


Statement of Changes in Net Assets

T. Rowe Price Personal Strategy Balanced Portfolio
In thousands
Unaudited

                                                       6 Months         Year
                                                          Ended        Ended
                                                        6/30/00     12/31/99

Increase (Decrease) in Net Assets

Operations
  Net investment
  income (loss)                                      $    1,569   $    2,501
  Net realized gain (loss)                                3,069        3,815
  Change in net unrealized
  gain or loss                                           (1,840)         388

  Increase (decrease) in net
  assets from operations                                  2,798        6,704

Distributions to shareholders
  Net investment income                                  (1,494)      (2,497)
  Net realized gain                                        (766)      (4,892)

  Decrease in net assets
  from distributions                                     (2,260)      (7,389)

Capital share transactions *
  Shares sold                                            27,659       15,535
  Distributions reinvested                                2,259        7,389
  Shares redeemed                                        (9,082)     (16,455)

  Increase (decrease) in net
  assets from capital
  share transactions                                     20,836        6,469

Net Assets

Increase (decrease)
during period                                            21,374        5,784
Beginning of period                                      85,259       79,475

End of period                                        $  106,633   $   85,259
                                                     -----------------------

*Share information
  Shares sold                                             1,750          963
  Distributions reinvested                                  142          470
  Shares redeemed                                          (576)      (1,021)

  Increase (decrease) in
  shares outstanding                                      1,316          412

The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2000 Unaudited

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1994. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities. The shares of the fund are currently being offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation - Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation - Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts - Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

     Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.


NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $35,457,000 and $24,511,000, respectively, for the six months ended June 30, 2000. Purchases and sales of U.S. government securities aggregated $12,481,000 and $4,965,000, respectively, for the six months ended June 30, 2000.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $97,528,000. Net unrealized gain aggregated $8,850,000 at period-end, of which $14,452,000 related to appreciated investments and $5,602,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management and administrative agreement between the fund and
     T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, of which $66,000 was payable at June 30, 2000. The fee, computed daily and paid monthly, is equal to 0.90% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2000, totaled $177,000 and are reflected as interest income in the accompanying Statement of Operations.